Right-of-use assets (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 2,616,773
Foreign exchange	(10,995)
Depreciation	406,397
Closing net book value	$ 2,199,381
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	4 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement term	10 years
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	$ 2,616,773
Closing net book value	2,616,773
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	0
Closing net book value	$ (417,392)